Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30, 2025	December 31, 2024
Accrued payroll liabilities	$727,727	$421,825
Accrued commissions	1,131,921	290,969
Accrued interest	3,110	84,425
Accrued taxes	706,732	8,900
Accrued credit cards	47,401	26,632
Accrued transaction costs	-	3,208,288
Other accrued liabilities	227,485	1,140,048
Total accrued expenses and other current liabilities	$2,844,376	$5,181,087

Accrued expenses and other current liabilities – related parties as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30, 2025	December 31, 2024
Customer advances	$-	$3,359,101
Total accrued expenses and other current liabilities – related parties	$-	$3,359,101

The following table summarizes accrued expenses and other current liabilities:

	December 31, 2024	December 31, 2023
Accrued payroll	421,825	136,668
Accrued commissions	290,969	856,360
Accrued dealer fees	3,359,101	2,415,966
Accrued interest	84,425	—
Transaction costs	3,208,288	—
Professional fees	383,114	—
Accrued Other	792,466	1,237,371
	$8,540,188	$4,646,365

Heliogen, Inc. [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

$ in thousands	June 30, 2025	December 31, 2024
Payroll and other employee benefits	$541	$1,431
Professional fees	872	1,116
Research, development and project costs	8	5,616
Operating lease liabilities, current portion	989	2,550
Other accrued expenses	463	451
Total accrued expenses and other current liabilities	$2,873	$11,164

Accrued expenses and other current liabilities consisted of the following:

	December 31,
$ in thousands	2024	2023
Payroll and other employee benefits	$1,431	$1,084
Professional fees	1,116	1,913
Research, development and project costs	5,616	3,658
Inventory in-transit	—	29
Operating lease liabilities, current portion	2,550	1,792
Other accrued expenses	451	431
Total accrued expenses and other current liabilities	$11,164	$8,907